Net defined benefit liability (asset) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Beginning balance		₩ 1,678,470
Changes in net defined benefit liability (asset) [Abstract]
Current service cost		392,820	₩ 378,930	₩ 315,811
Remeasurement component		(247,788)	126,699
Loss from settlement		1,055	706	641
Ending balance		1,476,201	1,678,470
Defined benefit obligation [Member]
Disclosure of defined benefit plans [Line Items]
Beginning balance		2,867,377	2,426,414
Changes in net defined benefit liability (asset) [Abstract]
Current service cost		392,820	378,930
Interest expense (income)	[1]	79,524	67,104
Remeasurement component		(258,223)	120,993
Loss from settlement		(1,055)	(707)
Actual payments		(128,707)	(125,233)
Others		106	(124)
Ending balance		2,951,842	2,867,377	2,426,414
Plan assets [Member]
Disclosure of defined benefit plans [Line Items]
Beginning balance		(1,188,907)	(930,632)
Changes in net defined benefit liability (asset) [Abstract]
Interest expense (income)		(31,307)	(23,612)
Remeasurement component		10,435	5,706
Contributions by the employers		(325,080)	(312,125)
Actual payments		59,218	71,756
Ending balance		₩ (1,475,641)	₩ (1,188,907)	₩ (930,632)

[1]	Corporate bond (AAA rated) yield at year-end is applied to measure the interest cost on employee benefit obligations.